Offerings - Offering: 1	Dec. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	4,728,252
Proposed Maximum Offering Price per Unit	9.55
Maximum Aggregate Offering Price	$ 45,154,806.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,235.88
Offering Note	The number of shares registered represents an aggregate of 4,728,252 shares of ChargePoint Holdings, Inc. (the "Registrant") common stock, par value $0.0001 per share ("common stock"), which includes (a) 1,671,000 shares of common stock that may be issued upon the exercise of warrants held by the selling securityholders named in the prospectus that forms a part of this registration statement (this "Registration Statement") and (b) 3,057,252 shares of common stock that the Registrant may issue from time to time in lieu of cash to pay applicable interest payments under that certain Credit and Security Agreement, dated November 14, 2025 (the "Credit Agreement") by and among, the Registrant and certain of its subsidiaries, the selling securityholders named in the Registration Statement, as lenders, and Alter Domus (US) LLC, as administrative and collateral agent. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional number of shares of common stock as may be issuable as a result of stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this Registration Statement. The proposed maximum offering price per share has been estimated in accordance with Rule 457(c) under the Securities Act solely for purposes of calculating the registration fee. The proposed maximum offering price per unit and the maximum aggregate offering price are based on the average of the high and low sale price of common stock, as reported on the New York Stock Exchange on December 8, 2025, which date is within five business days prior to filing this Registration Statement.